Segmented Information - Summary of Capital, Intangible and Right-of-use Assets by Geographic Area (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	$ 42,840	$ 68,571
Canada
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	28,231	48,309
United States
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	12,517	17,121
United Kingdom
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right-of-use assets	$ 2,092	$ 3,141